Variable Interest Entities	12 Months Ended
Aug. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities

We have interests in entities that are Variable Interest Entities ("VIEs"). If we are the primary beneficiary of a VIE, we are required to consolidate it. To determine if we are the primary beneficiary, we evaluate whether we have the power to direct the activities that most significantly impact the VIE's economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our evaluation includes identification of significant activities and an assessment of our ability to direct those activities based on governance provisions and arrangements to provide or receive product and process technology, product supply, operations services, equity funding, financing and other applicable agreements and circumstances. Our assessments of whether we are the primary beneficiary of our VIEs require significant assumptions and judgments.

Unconsolidated Variable Interest Entities

Inotera: Inotera Memories, Inc. ("Inotera") is a VIE because its equity is not sufficient to permit it to finance its activities without additional support from its shareholders. In the second quarter of 2013, we entered into agreements with Nanya Technology Corporation ("Nanya") and Inotera to amend the joint venture relationship involving Inotera, including a new supply agreement between us and Inotera. We have determined that we do not have the power to direct the activities of Inotera that most significantly impact its economic performance, primarily due to (1) limitations on our governance rights that require the consent of other parties for key operating decisions and (2) Inotera's dependence on Nanya for financing and the ability of Inotera to operate in Taiwan. Therefore, we do not consolidate Inotera and we account for our interest under the equity method.

Transform: Transform Solar Pty Ltd. ("Transform") is a VIE because its equity is not sufficient to permit it to finance its activities without additional financial support from us or its parent, Origin Energy Limited ("Origin"). We have determined that we do not have the power to direct the activities of Transform that most significantly impact its economic performance, primarily due to limitations on our governance rights that require the consent of Origin for key operating decisions. Therefore, we do not consolidate Transform and we account for our interest under the equity method. As of August 30, 2012, Transform's operations were substantially discontinued.

For further information regarding our VIEs that we account for under the equity method, see "Equity Method Investments" note.

EQUVO Entities: EQUVO HK Limited and EQUVA Capital 1 Pte. Ltd. (together, the "EQUVO Entities") are special purpose entities created to facilitate equipment sale-leaseback financing transactions between us and a consortium of financial institutions that fund the sale-leaseback transactions ("Financing Entities"). Neither we nor the Financing Entities have an equity interest in the EQUVO Entities. The EQUVO Entities are VIEs because their equity is not sufficient to permit them to finance their activities without additional support from the Financing Entities and because the third-party equity holder lacks characteristics of a controlling financial interest. By design, the arrangements with the EQUVO Entities are merely financing vehicles and we do not bear any significant risks from variable interests with the EQUVO Entities. Therefore, we have determined that we do not have the power to direct the activities of the EQUVO Entities that most significantly impact their economic performance and we do not consolidate the EQUVO Entities.

SC Hiroshima Energy Corporation: SC Hiroshima Energy Corporation ("SCHE") is an entity created to construct and operate a cogeneration, electrical power plant to support our wafer manufacturing facility in Hiroshima, Japan. SCHE is a VIE due to the nature of its tolling agreements with us and our purchase and call options for SCHE's assets. We do not have an equity ownership interest in SCHE. We do not control the operation and maintenance of the plant, which we have determined are the activities of SCHE that most significantly impacts its economic performance. Therefore, we do not consolidate SCHE.

Consolidated Variable Interest Entities

IMFT: IM Flash Technologies, LLC ("IMFT") is a VIE because all of its costs are passed to us and its other member, Intel Corporation ("Intel"), through product purchase agreements and IMFT is dependent upon us or Intel for any additional cash requirements.  We determined that we have the power to direct the activities of IMFT that most significantly impact its economic performance.  The primary activities of IMFT are driven by the constant introduction of product and process technology.  Because we perform a significant majority of the technology development, we have the power to direct its key activities.  In addition, IMFT manufactures certain products exclusively for us using our technology.  We also determined that we have the obligation to absorb losses and the right to receive benefits from IMFT that could potentially be significant to it.  Therefore, we consolidate IMFT.

IMFS: Prior to April 6, 2012, IM Flash Singapore, LLP ("IMFS") was a VIE because all of its costs were passed to us and its other member, Intel, through product purchase agreements and IMFS was dependent upon us or Intel for any additional cash requirements.  Prior to April 6, 2012, we determined that we had the power to direct the activities of IMFS that most significantly impacted its economic performance.  Additionally, since 2010, we had significantly greater economic exposure than Intel as a result of our significantly higher ownership interest in IMFS.  Therefore, we consolidated IMFS. On April 6, 2012, we acquired Intel's remaining interests in IMFS and it ceased to be a VIE.

MP Mask: MP Mask Technology Center, LLC ("MP Mask") is a VIE because substantially all of its costs are passed to us and its other member, Photronics, Inc. ("Photronics"), through product purchase agreements and MP Mask is dependent upon us or Photronics for any additional cash requirements.  We determined that we have the power to direct the activities of MP Mask that most significantly impact its economic performance, primarily because (1) of our tie-breaking voting rights over key operating decisions and (2) nearly all key MP Mask activities are driven by our supply needs.  We also determined that we have the obligation to absorb losses and the right to receive benefits from MP Mask that could potentially be significant to it.  Therefore, we consolidate MP Mask.

For further information regarding our consolidated VIEs, see "Consolidated Variable Interest Entities" note.